Income taxes - Reconciliation of the United States federal statutory income tax rate to the Company's effective income tax rate (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Reconciliation of the United States federal statutory income tax rate to the Company's effective income tax rate
Provision for income taxes at the Company's statutory tax rate of 21%			$ (1,937)	$ (2,789,875)
State income taxes				(561,368)
Income tax rate differential			(609)	(123,695)
Change in valuation allowance			2,494	3,412,397
Other			52	150,423
Total provision for income tax (benefit)	$ 40,425	$ 15,244	$ 0	$ 87,882
Statutory tax rate				21.00%